FORM 13F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                      [Adopted in Release No.34-14852, (P.  81,610),
                          June 15, 1978, 43 F.R. 26700]
              Report for the Calendar Quarter Ended March 31, 1999
                         ------------------------------
                (Please read instructions before preparing form)
                         ------------------------------

                        If amended report check here: [ ]

Name of Institutional Investment Manager:

                      INTEGRAL CAPITAL MANAGEMENT III, L.P.

Business Address:

Street   2750 Sand Hill Road
City     Menlo Park
State    California
Zip      94025

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:

--------------------------------------------------------------------------------
ATTENTION -- Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S. C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete, it is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Menlo Park and State of California on the 7th day of May, 1999.

                                     INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     /s/ Pamela K. Hagenah
                                     ------------------------------------------
                                     (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file number of ALL Institutional Investment mangers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

         13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:   Name:                      13F File No.:
1. None*                                  8. __________________________________
2. __________________________________     9. __________________________________
3. __________________________________    10. __________________________________
4. __________________________________    11. __________________________________
5. __________________________________    12. __________________________________
6. __________________________________    13. __________________________________
7. __________________________________    14. __________________________________


*Integral Capital Management III, L.P. is deemed to exercise sole investment discretion with respect to securities held by the investment partnerships which it serves as the general partner. Accordingly, such investment partnerships have no separate reporting requirements pursuant to Rule 13F-1.


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                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, L.P.

                              AS OF 3/31/99                                                            _____________________________
                                                                                                             S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                   ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----
FLEXTRONICS INTL LTD          ORD         Y2573F102   20,123,070   394,570   X                            394,570       0       0

ALLAIRE CORP                  COMM STK    016714107      812,600    11,950   X                             11,950       0       0

AMAZON COM INC                COMM STK    023135106    2,539,839    14,750   X                             14,750       0       0

AMERICA ONLINE INC DEL        COMM STK    02364J104   44,808,393   304,819   X                            304,819       0       0

ASCEND COMMUNICATIONS INC     COMM STK    043491109      166,706     1,992   X                              1,992       0       0

BINDVIEW DEV CORP             COMM STK    090327107    2,212,791    90,318   X                             90,318       0       0

BRIO TECHNOLOGY INC           COMM STK    109704106   17,008,730   805,147   X                            805,147       0       0

BROADCOM CORP                 COMM STK    111320107    2,721,853    44,168   X                             44,168       0       0

CARRIER ACCESS CORP           COMM STK    144460102   11,090,478   143,450   X                            143,450       0       0

CISCO SYSTEMS INC             COMM STK    17275R102   39,497,829   360,505   X                            360,505       0       0

CITRIX SYS INC                COMM STK    177376100   10,709,313   280,900   X                            280,900       0       0

COMPUTER LITERACY INC         COMM STK    20520N108      224,633     9,820   X                              9,820       0       0

CONCORD COMMUNICATIONS INC    COMM STK    206186108    1,597,710    28,030   X                             28,030       0       0

CONNETICS CORP                COMM STK    208192104    2,349,544   324,075   X                            324,075       0       0

CORSAIR COMMUNICATIONS INC    COMM STK    220406102    1,560,035   304,397   X                            304,397       0       0

DELL COMPUTER CORP            COMM STK    247025109   19,404,180   474,720   X                            474,720       0       0

DIGITAL GENERATION SYS INC    COMM STK    253921100    3,505,561   801,271   X                            801,271       0       0

     COLUMN TOTAL                                    180,333,263

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PAGE 3 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, L.P.

                              AS OF 3/31/99                                                            _____________________________
                                                                                                              S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

E M C CORP MASS               COMM STK    268648102   12,775,000   100,000   X                            100,000       0       0

ELECTRONIC ARTS INC           COMM STK    285512109    2,755,238    58,005   X                             58,005       0       0

E-TEK DYNAMICS INC            COMM STK    269240107       43,768     1,220   X                              1,220       0       0

EXCHANGE APPLICATIONS         COMM STK    300867108       61,054     2,430   X                              2,430       0       0

GATEWAY 2000 INC              COMM STK    367833100    3,428,125    50,000   X                             50,000       0       0

GENESYS TELECOMMUNICATION LAB COMM STK    371931106    5,079,452   337,225   X                            337,225       0       0

HEALTHEON CORP                COMM STK    422209106   53,382,205 1,255,129   X                          1,255,129       0       0

HEARTPORT INC                 COMM STK    421969106    1,477,438   307,000   X                            307,000       0       0

HI/FN INC                     COMM STK    428358105    2,623,875    69,970   X                             69,970       0       0

INCYTE PHARMACEUTICALS INC    COMM STK    45337C102    1,085,783    54,120   X                             54,120       0       0

INFOSPACE COM INC             COMM STK    45678T102    2,172,199    24,510   X                             24,510       0       0

INKTOMI CORP                  COMM STK    457277101   52,266,340   609,520   X                            609,520       0       0

INTERNATIONAL INTEGRATION IN  COMM STK    459398106    1,342,080    41,940   X                             41,940       0       0

INTERNATIONAL NETWORK SVCS    COMM STK    460053101   13,488,846   192,870   X                            192,870       0       0

INTRAWARE INC                 COMM STK    46118M103      391,010     9,760   X                              9,760       0       0

INTUIT                        COMM STK    461202103    8,455,425    83,100   X                             83,100       0       0

ISS GROUP INC                 COMM STK    450306105    1,987,500    25,000   X                             25,000       0       0

     COLUMN TOTAL                                    162,815,335


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PAGE   4 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, L.P.

                              AS OF 3/31/99                                                            _____________________________
                                                                                                              S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

I2 TECHNOLOGIES INC           COMM STK    465754109   10,154,238   381,828   X                            381,828       0       0

KULICKE & SOFFA INDS INC      COMM STK    501242101        2,525       100   X                                100       0       0

LEVEL ONE COMMUNICATIONS INC  COMM STK    527295109    5,000,109   102,830   X                            102,830       0       0

MACROVISION CORP              COMM STK    555904101    2,108,630    56,990   X                             56,990       0       0

MAPINFO CORP                  COMM STK    565105103    1,387,969    98,700   X                             98,700       0       0

MARKETWATCH COM INC           COMM STK    570619106       70,920       960   X                                960       0       0

MICRO WHSE INC                COMM STK    59501B105    3,090,356   191,650   X                            191,650       0       0

MOTOROLA INC                  COMM STK    620076109    3,703,520    50,560   X                             50,560       0       0

NANOGEN INC                   COMM STK    630075109    3,208,330   333,333   X                            333,333       0       0

NEW ERA OF NETWORKS INC       COMM STK    644312100    9,786,488   144,450   X                            144,450       0       0

PCORDER COM INC               CL A        70453H107      276,330     4,880   X                              4,880       0       0

PEREGRINE  SYSTEMS INC        COMM STK    71366Q101    2,046,418    60,860   X                             60,860       0       0

PHARMACYCLICS INC             COMM STK    716933106    5,881,260   356,440   X                            356,440       0       0

PLATINUM SOFTWARE CORP        COMM STK    72764R105    6,505,001   882,034   X                            882,034       0       0

PMC-SIERRA INC                COMM STK    69344F106   24,482,805   343,920   X                            343,920       0       0

SAPIENT CORP                  COMM STK    803062108    1,749,401    24,510   X                             24,510       0       0

SIEBEL SYS INC                COMM STK    826170102    5,760,800   121,280   X                            121,280       0       0

     COLUMN TOTAL                                     85,215,099


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PAGE 5 OF 5
                              FORM 13F   NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, L.P.

                              AS OF 3/31/99                                                            _____________________________
                                                                                                                S.E.C. USE ONLY

                                                                               ITEM 6-INV. DISC.                    ITEM 8
                                ITEM 2      ITEM 3      ITEM 4     ITEM 5    -------------------- ITEM     VOTING AUTHORITY (SHARES)
           ITEM 1               TITLE       CUSIP     FAIR MARKET SHARES OR        SHARED  SHARED  7      --------------------------
       NAME OF ISSUER          OF CLASS     NUMBER      VALUE    PPL AMOUNT  SOLE  AS DEF  /OTHER MGRS    SOLE      SHARED    NONE
       --------------          --------     ------      -----    ----------  ----  ------  ------ ----    ----      ------    ----

SUN MICROSYSTEMS INC          COMM STK    866810104    4,948,598    39,569   X                             39,569       0       0

TEKELEC                       COMM STK    879101103      632,970    86,560   X                             86,560       0       0

TICKETMASTER ONLINE-CITYSEAR  CLASS B     88633P203       82,045     2,440   X                              2,440       0       0

VIGNETTE CORP                 COMM STK    926734104    1,467,375    19,500   X                             19,500       0       0

     COLUMN TOTAL                                      7,130,988

     GRAND TOTAL                                     435,494,686


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